UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

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(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

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(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2018 - June 30, 2019

ITEM 1. PROXY VOTING RECORD

******************************************************* FORM N-Px REPORT *******************************************************

ICA File Number: 811-08777

Reporting Period: 07/01/2018 - 06/30/2019

Credit Suisse High Yield Bond Fund

================================ Credit Suisse High Yield Bond Fund ================================

TALOS ENERGY INC.

Ticker:	TALO	Security ID:	87484T108
Meeting Date:	MAY 06, 2019	Meeting Type:	Annual
Record Date:	MAR 11, 2019

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Charles M. Sledge	For	Against	Management
1.2	Elect Director Robert M. Tichio	For	Against	Management
1.3	Elect Director Olivia C. Wassenaar	For	Against	Management
2	Ratify Ernst & Young LLP as Auditor	For	For	Management
3	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management
4	Advisory Vote on Say on Pay Frequency	One Year	One Year	Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp -------------------------------

John G. Popp
Chief Executive Officer and President

Date: July 23, 2019